Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Semiconductors Portfolio

November 30, 2019

ELE-QTLY-0120
1.810682.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Communications Equipment - 3.8%
Communications Equipment - 3.8%
Arista Networks, Inc. (a)	79,500	$15,512,835
Cisco Systems, Inc.	265,700	12,038,867
CommScope Holding Co., Inc. (a)	8,165,700	111,053,520
Plantronics, Inc. (b)	317,500	8,045,450
		146,650,672
Electrical Equipment - 0.1%
Heavy Electrical Equipment - 0.1%
Bloom Energy Corp. Class A (a)(b)	760,900	4,961,068
Electronic Equipment & Components - 5.8%
Electronic Components - 0.4%
Corning, Inc.	128,000	3,717,120
II-VI, Inc. (a)	420,000	12,259,800
		15,976,920
Electronic Manufacturing Services - 5.4%
Flextronics International Ltd. (a)	10,760,300	127,724,761
Jabil, Inc.	798,172	31,001,000
TTM Technologies, Inc. (a)	3,993,894	53,558,119
		212,283,880

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		228,260,800

Interactive Media & Services - 0.1%
Interactive Media & Services - 0.1%
TripAdvisor, Inc.	153,300	4,353,720
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
Expedia, Inc.	72,000	7,319,520
IT Services - 0.7%
IT Consulting & Other Services - 0.7%
DXC Technology Co.	746,300	27,859,379
Road & Rail - 0.3%
Trucking - 0.3%
Uber Technologies, Inc.	363,000	10,744,800
Semiconductors & Semiconductor Equipment - 81.1%
Semiconductor Equipment - 7.1%
Advanced Energy Industries, Inc. (a)	751,764	48,270,766
Applied Materials, Inc.	1,861,400	107,775,060
Kulicke & Soffa Industries, Inc.	213,500	5,356,715
Lam Research Corp.	373,273	99,600,435
MKS Instruments, Inc.	164,000	17,429,920
		278,432,896
Semiconductors - 74.0%
Advanced Micro Devices, Inc. (a)	1,123,400	43,981,110
Alpha & Omega Semiconductor Ltd. (a)	372,496	4,428,977
Ambarella, Inc. (a)	133,900	7,329,686
Analog Devices, Inc.	551,296	62,268,883
Broadcom, Inc.	1,287,550	407,136,186
Cirrus Logic, Inc. (a)	21,400	1,534,380
Cree, Inc. (a)	66,500	2,939,965
Dialog Semiconductor PLC (a)	166,300	8,461,531
Intel Corp.	7,596,171	440,957,727
Marvell Technology Group Ltd.	6,673,879	175,990,189
Maxim Integrated Products, Inc.	340,700	19,307,469
MaxLinear, Inc. Class A (a)	256,331	5,093,297
MediaTek, Inc.	57,000	787,025
Mellanox Technologies Ltd. (a)	883,600	101,525,640
Microchip Technology, Inc. (b)	957,600	90,531,504
Micron Technology, Inc. (a)	5,403,660	256,727,887
NVIDIA Corp.	1,274,592	276,255,070
NXP Semiconductors NV	1,268,418	146,603,752
O2Micro International Ltd. sponsored ADR (a)	148,911	244,214
ON Semiconductor Corp. (a)	7,351,946	157,846,281
Qorvo, Inc. (a)	408,624	42,582,707
Qualcomm, Inc.	4,540,484	379,357,438
Renesas Electronics Corp. (a)	3,432,125	22,364,331
Sanken Electric Co. Ltd.	516,800	15,019,411
Semtech Corp. (a)	94,200	4,564,932
Silicon Motion Technology Corp. sponsored ADR	261,100	11,566,730
SiTime Corp.	409,000	7,116,600
Skyworks Solutions, Inc.	788,600	77,519,380
Synaptics, Inc. (a)	346,764	19,821,030
Tower Semiconductor Ltd. (a)	90,400	1,981,568
Xilinx, Inc.	1,060,500	98,393,190
		2,890,238,090

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		3,168,670,986

Software - 0.4%
Application Software - 0.2%
Micro Focus International PLC	681,900	9,992,983
Systems Software - 0.2%
Teradata Corp. (a)	263,000	6,985,280

TOTAL SOFTWARE		16,978,263

Technology Hardware, Storage & Peripherals - 3.3%
Technology Hardware, Storage & Peripherals - 3.3%
Dell Technologies, Inc. (a)	39,100	1,895,959
HP, Inc.	379,000	7,610,320
Pure Storage, Inc. Class A (a)	95,900	1,541,113
Samsung Electronics Co. Ltd.	333,960	14,220,086
Western Digital Corp.	2,037,700	102,557,441
		127,824,919
TOTAL COMMON STOCKS
(Cost $2,674,972,681)		3,743,624,127

Money Market Funds - 6.5%
Fidelity Cash Central Fund 1.61% (c)	163,401,622	163,434,302
Fidelity Securities Lending Cash Central Fund 1.61% (c)(d)	89,888,595	89,897,584
TOTAL MONEY MARKET FUNDS
(Cost $253,331,605)		253,331,886
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $2,928,304,286)		3,996,956,013
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(91,526,586)
NET ASSETS - 100%		$3,905,429,427

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,578,962
Fidelity Securities Lending Cash Central Fund	163,923
Total	$1,742,885

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Alpha & Omega Semiconductor Ltd.	$10,846,575	$4,946,242	$13,352,040	$--	$(2,782,167)	$4,770,368	$--
Total	$10,846,575	$4,946,242	$13,352,040	$--	$(2,782,167)	$4,770,368	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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